Document and Entity Information	0 Months Ended
Dec. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 28, 2012
Registrant Name	Neuberger Berman Income Funds
Central Index Key	0000723620
Amendment Flag	false
Document Creation Date	Dec. 28, 2012
Document Effective Date	Dec. 29, 2012
Prospectus Date	Dec. 29, 2012